FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2001

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                         Name: Darwin Capital (GP), LLC

                       Address: 500 Park Avenue, Suite 510
                            New York, New York 10022

                          Form 13F File Number: 28-7420
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:              Paul E. Tierney, Jr.


Title:
Phone:                          212-758-5822

Signature, Place, and Date of Signing:

/s/Paul E. Tierney, Jr.
New York, New York                       February     , 2002

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                                                         Form 13F Summary Page

                                                            Report Summary

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        58

Form 13F Information Table Value Total:
                                                             $72,356,664
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          NONE


Form 13F File Number 28-

Name

                              Form 13F Summary Page

                                 Report Summary

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        58

Form 13F Information Table Value Total:                 $72,356,664 (thousands)
List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          NONE


                                                     FORM 13F INFORMATION TABLE
                                                      Darwin Capital (GP), LLC
                                                      Period Ending 12/31/2001

     NAME OF ISSUER              TITLE OF CLASS     CUSIP       VALUE    SHARES   SH/ PUT/  INVESTMT   OTHER       VOTING AUTHORITY
                                                               (X$1000)  PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE  SHARED   NONE
SHAW COMMUNICATIONS INC.            CL B CONV     82028K200   3,020,312  142,450             SOLE      723        142,450
ACME COMMUNICATIONS INC.               COM        004631107     655,040   97,187             SOLE      723         97,187
ARGOSY GAMING CORP                     COM        040228108   1,760,438   54,134             SOLE      723         54,134
AMERITRADE HOLDING CORP.               CL A       03072H109     703,006  118,751             SOLE      723        118,751
AMAZON COM INC.                        COM        023135106   1,745,104  161,285             SOLE      723        161,285
BORDERS GROUP INC.                     COM        099709107     492,826   24,840             SOLE      723         24,840
BADGER METER INC.                      COM        056525108   1,160,326   51,731             SOLE      723         51,731
CENDANT CORP.                          COM        151313103   1,425,471   72,691             SOLE      723         72,691
CORUS ENTERTAINMENT INC.          CL B NON VOTE   220874101   1,366,262   68,450             SOLE      723         68,450
CLICK COMMERCE INC.                    COM        18681D109     402,284  127,305             SOLE      723        127,305
CLAIRES STORES INC.                    COM        179584107   1,930,686  127,860             SOLE      723        127,860
C NETWORKS, INC.                       COM        12613R104     609,960   68,000             SOLE      723         68,000
CORECOMM LIMITED                       COM        21869Q108     158,685  992,400             SOLE      723        992,400
CHOICE ONE COMMUNICATIONS              COM        17038P104     909,132  259,752             SOLE      723        259,752
DOUBLECLICK INC.                       COM        258609304   1,841,548  162,394             SOLE      723        162,394
EBAY INC.                              COM        278642103   1,294,247   19,346             SOLE      723         19,346
ELCOM INTERNATIONAL INC.               COM        284434107     653,508  473,900             SOLE      723        473,900
EARTHLINK INC.                         COM        270321102     425,950   35,000             SOLE      723         35,000
EMMIS BROADCASTING
   COMMUNICATIONS CORP.                CL A       291525103   1,301,973   55,075             SOLE      723         55,075
ENTERTAINMENT PROPERTIES T             COM        29380T105     726,476   37,544             SOLE      723         37,544
FOCAL COMMUNICATIONS CORP.             COM        344155106      49,973   81,923             SOLE      723         81,923
FLEMING COMPANIES INC.                 COM        339130106     786,250   42,500             SOLE      723         42,500
FREEMARKETS INC.                       COM        356602102   4,384,113  182,900             SOLE      723        182,900
FRONTIER OIL CORP.                     COM        35914P105   1,190,292   71,532             SOLE      723         71,532
GLOBIX CORP.                           COM        37957F101      51,906  353,099             SOLE      723        353,099
GENTIVA HEALTH SERVICES INC.           COM        37247A102   1,697,613   77,340             SOLE      723         77,340
GATEWAY INC.                           COM        367626108   1,242,035  154,482             SOLE      723        154,482
GREY WOLF INC.                         COM        397888108   1,176,254  396,045             SOLE      723        396,045
HANDSPRING INC.                        COM        410293104     840,525  124,707             SOLE      723        124,707
HARRAHS ENTERTAINMENT INC.             COM        413619107   1,321,849   35,716             SOLE      723         35,716
HISPANIC BROADCASTING CORP.            CL A       43357B104   2,903,430  113,860             SOLE      723        113,860
INSURANCE AUTO AUCTIONS INC.           COM        457875102   2,718,129  187,328             SOLE      723        187,328
IRON MOUNTAIN INC. PA                  COM        462846106   3,288,723   75,085             SOLE      723         75,085
ISLE OF CAPRIS  CASINOS INC.           COM        464592104   2,935,572  219,400             SOLE      723        219,400
JONES APPAREL GROUP, INC.              COM        480074103   2,489,409   75,050             SOLE      723         75,050
JUPITER MEDIA METRIX, INC.             COM        48206U104         182      110             SOLE      723            110
K MART CORP.                           COM        482584109   1,388,669  254,335             SOLE      723        254,335
LAMAR ADVERTISING CO                   CL A       512815101   1,058,500   25,000             SOLE      723         25,000
LOUDCLOUD INC.                         COM        545735102     852,558  201,075             SOLE      723        201,075
MOODYS CORP.                           COM        615369105   3,832,659   96,153             SOLE      723         96,153
MPOWER HOLDING CORP.                   COM        62473L101     175,943  390,984             SOLE      723        390,984
NAVISITE INC.                          COM        63935M109     107,820  299,500             SOLE      723        299,500
NTL INCORPORATED                       COM        629407107      88,976   94,655             SOLE      723         94,655
NEON COMMUNICATIONS INC.               COM        640506101     465,172  171,650             SOLE      723        171,650
NETWORK PLUS CORP.                     COM        64122D506     187,666  161,781             SOLE      723        161,781
NETRATINGS INC.                        COM        64116M108     569,309   36,308             SOLE      723         36,308
PEGASUS COMMUNICATIONS  CORP.          CL A       705904100   1,185,751  113,905             SOLE      723        113,905
PRIMUS TELECOMMUNICATIONS              COM        741929103     352,055  541,623             SOLE      723        541,623
RCN CORP.                              COM        749361101     821,279  280,300             SOLE      723        280,300
RADIOSHACK CORP.                       COM        750438103   1,428,907   47,472             SOLE      723         47,472
REVLON CORP.                           CL A       761525500       1,732      260             SOLE      723            260
SEABULK INTERNATIONAL INC.             COM        81169P101     413,323  116,429             SOLE      723        116,429
UNIVERSAL COMPRESSION
  HOLDINGS  CORP.                      COM        913431102   3,594,743  121,897             SOLE      723        121,897
ULTIMATE ELECTRONICS INC.              COM        903849107   1,856,010   61,867             SOLE      723         61,867
UNIVISION COMMUNICATIONS INC.          CL A       914906102   1,628,515   40,250             SOLE      723         40,250
VERTICALNET INC.                       COM        92532L107     509,600  364,000             SOLE      723        364,000
WORLDCOM, INC. GA NEW  MCI GROUP       COM        98157D304   1,561,046  122,917             SOLE      723        122,917
YOUNG BROADCASTING INC.                CL A       987434107     616,942   34,370             SOLE      723         22,500

Total Number of Funds: 58

Total Value: $72,356,664



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